Average Annual Total Returns - FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro - FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro - Fidelity Fundamental Large Cap Growth ETF
	Nov. 29, 2024
Fidelity Fundamental Large Cap Growth ETF | Return Before Taxes
Average Annual Return:
Past 1 year	49.56%
Since Inception	(1.81%)	[1]
Fidelity Fundamental Large Cap Growth ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	49.56%
Since Inception	(1.81%)	[1]
Fidelity Fundamental Large Cap Growth ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	29.34%
Since Inception	(1.37%)	[1]
RS004
Average Annual Return:
Past 1 year	42.68%
Since Inception	8.06%
RS001
Average Annual Return:
Past 1 year	26.53%
Since Inception	8.41%

[1]	AFrom February 2, 2021.